Oct. 31, 2025
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Investment Goal
The Fund’s primary investment objective is income.
Capital appreciation is a secondary objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.74%
Less Fee Waiver(1)	(0.37)%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.37%
(1)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.37%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for the current duration of the arrangement only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$163	$339	$849

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of short- and intermediate-term investment-grade bonds and notes. The Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed income securities including sovereign, corporate, asset-backed, money market securities, bank obligations, foreign securities (including securities of issuers in emerging markets and non-U.S. dollar-denominated securities), and U.S. Government securities. The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by the Adviser to be of comparable quality. After purchase, a debt obligation may cease to be rated or may have its rating downgraded below investment grade. In such cases, the Adviser will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations of any credit rating or no rating. The dollar-weighted average portfolio effective maturity of the Fund is expected to be more than one year but less than three years during normal market conditions. The Fund may invest in debt obligations of all maturities.

The Fund may also engage in futures, forwards and options transactions, both to seek to increase return and/or to seek to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in exchange-traded funds (“ETFs”), municipal securities, and inflation-protected securities such as Treasury Inflation-Protected Securities (“TIPS”) and similar bonds issued by governments outside of the United States.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index. The ICE BofA U.S. Broad Market Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. For additional information about the indexes, please see the section entitled “Index Descriptions.”

Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements during such period and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Annual Total Returns (for calendar year ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 1.60% (quarter ended 03/31/2025) and the lowest return for a quarter was 1.04% (quarter ended 12/31/2025).
Average Annual Total Returns (for the periods ended 12/31/2025)
Average Annual Total Returns (for the periods ended 12/31/2025)	1 Year	Since Commencement of Operations (02/29/2024)
Fund Return Before Taxes	5.24%	5.14%
Fund Return After Taxes on Distributions	3.57%	3.51%
Fund Return After Taxes on Distributions and Sale of Shares	3.09%	3.23%
ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or income and withholding taxes)*	7.15%	5.53%
ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index (reflects no deduction for fees, expenses, or income and withholding taxes)	5.22%	5.18%
*	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index to the ICE BofA U.S. Broad Market Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.